Warranty Liability	12 Months Ended
Mar. 31, 2021
Warranty Provision Abstract
Warranty Liability

22.   Warranty Liability

The Company generally provides its customers with a base warranty on the entire transit, school or charter bus. The Company also provides certain extended warranties, including those covering brake systems, lower-level components, fleet defect provisions and battery-related components, covering a warranty period of approximately one to five years, depending on the contract.  Management estimates the related provision for future warranty claims based on historical warranty claim information as well as recent trends that might suggest past cost information may differ from future claims.  It is expected that some of these costs will be incurred in the 2022 fiscal year and the remaining will be incurred beyond two years of the reporting date. The warranty provision is recorded at 3.5% of revenue from product sales.

	For the Years Ended
	March 31, 2021	March 31, 2020

Opening balance	$695,147	$336,571
Warranty additions	311,863	462,370
Warranty disbursements	(64,871)	(100,078)
Foreign exchange translation	7,612	(3,716)
Total	$949,751	$695,147

Current portion	$101,294	$121,944
Long term portion	848,457	573,203
Total	$949,751	$695,147